Amount Due from/(to) Related Parties (Details) - Schedule of amount due from related parties - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amount due from related parties
Amount due from related parties
Amount due to related parties
Amount due to related parties		30
Mr. Risheng Li [Member]
Amount due from related parties
Amount due from related parties
Beijing SAI [Member]
Amount due to related parties
Amount due to related parties		$ 30